Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) R$ / shares in Units, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) R$ / shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability | $	$ (2.4)		$ 1.4
Forward contract [member] | US Dollar To Euro Currency [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	16.5	R$ 66.5
Forward contract [member] | US dollar to purchase of Reais [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	160.0	789.2
Zero cost collar [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 98.1	372.7
Zero cost collar [member] | Written Put Options [Member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price | R$ / shares	$ 3.80
Zero cost collar [member] | Sold Call Option [member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price | R$ / shares	$ 4.40
Interest swap [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate	3.50%
Interest swap [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate	65.00%
Annual interest rate based on interbank deposit certificate	31.46%
Interest swap [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 41.1	R$ 165.7
Recourse and non recourse debt [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability | $	$ 2.8
Recourse and non recourse debt [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate	5.23%
Recourse and non recourse debt [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
LIBOR rate interest period	1 month
Annual interest rate based on LIBOR base rate plus	2.4375%